LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of detailed information about financial instruments [line items]
Investments in Financial Instruments , Non Current	$ 288	Rp 4,045	Rp 1,346
Convertible bonds
Disclosure of detailed information about financial instruments [line items]
Investments in Financial Instruments , Non Current		2,339	373
PT Aplikasi Karya Anak Bangsa ("AKAB")
Disclosure of detailed information about financial instruments [line items]
Investments in Financial Instruments , Non Current		2,116
Others
Disclosure of detailed information about financial instruments [line items]
Investments in Financial Instruments , Non Current		223	373
Equity
Disclosure of detailed information about financial instruments [line items]
Investments in Financial Instruments , Non Current		Rp 1,706	Rp 973